Schedule of inventories stated at lower of cost or market value (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Finished goods	$ 825,967	$ 802,848	$ 821,100